Summary of Significant Accounting Policies - Summary of Reconciliation of Proceeds from Temporary Equity to Outstanding Value (Detail) - USD ($)	3 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Proceeds from Temporary Equity to Outstanding Value [Line Items]
Gross proceeds		$ 750,000,000
Fair value of Public Warrants at issuance		(36,750,000)
Class A Ordinary Share issuance costs		(42,110,034)
Accretion of carrying value to redemption value	$ (7,846,453)	123,510,300
Class A Ordinary Shares subject to possible redemption	804,128,813	794,650,266	$ 756,862,942
Waiver of offering costs allocated to Class A Ordinary Share subject to possible redemption	$ 17,325,000
Previously Reported [Member]
Reconciliation of Proceeds from Temporary Equity to Outstanding Value [Line Items]
Gross proceeds			750,000,000
Fair value of Public Warrants at issuance			(36,750,000)
Class A Ordinary Share issuance costs			(42,110,034)
Accretion of carrying value to redemption value		37,787,324	85,722,976
Class A Ordinary Shares subject to possible redemption		$ 794,650,266	$ 756,862,942